Administrative Expenses (Tables)	6 Months Ended
Dec. 31, 2024
Administrative Expenses [Abstract]
Schedule of Administrative Expenses
	For the six month period ended		For the three month period ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit, legal and accountancy fees	(765,386)	(1,225,877)	(421,986)	(532,026)
Payroll Expenses	(620,413)	(417,493)	(345,304)	(236,535)
Insurance	(490,536)	(248,696)	(254,398)	(106,755)
Professional fees	(376,685)	(267,381)	(187,824)	(93,910)
Amortization of intangible assets	(265,003)	(280,329)	(133,247)	(142,218)
Other office and administrative expenses	(142,426)	(90,764)	(73,066)	(28,411)
Taxes	(71,535)	(6,418)	(60,636)	(6,418)
Travel Expenses	(68,203)	(85,209)	(49,261)	(48,626)
Amortization of right-of-use assets	(14,079)	(4,693)	(7,040)	(4,693)
Depreciation of fixed assets	(12,723)	(6,283)	(7,691)	(2,230)
Equity settled share-based payment (1)	281,807	(915,624)	583,607	(483,527)
Total Administrative expenses	$(2,545,182)	$(3,548,767)	$(956,846)	$(1,685,349)

(1)	As of December 31, 2024, the Company recognized an income of $0.6 million related to the reversal of previously recognized share-based payment expenses. This adjustment arose due to the non-fulfillment of specific performance milestones required for some participants to earn the associated benefits under the share-based compensation plan whose first milestone was to be measured as of December 31, 2024. As a result, the previously accrued expense was reversed in accordance with IFRS 2 – Share-based Payment, recognizing the corresponding impact in the statement of profit or loss under administrative expenses.